Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Revenues		$ 134,125	$ 131,625		$ 392,739	$ 542,974
Cost of revenues		193,614	124,964		597,601	905,703
Gross profit (loss)		(59,489)	6,661		(204,862)	(362,729)
Operating expenses:
Research and development		2,170,843	1,630,993		2,998,149	3,411,008
General and administrative		4,253,318	2,312,367		4,718,524	4,921,812
Sales and marketing		266,808	108,847		219,597	221,570
Total operating expenses		6,690,969	4,052,207		7,936,270	8,554,390
Loss from operations		(6,750,458)	(4,045,546)		(8,141,132)	(8,917,119)
Other income (expense):
Interest expense (non-cash)		(296,691)	(1,610,540)		(4,643,165)	(2,053,355)
Interest expense		(677,604)	(507,600)		(1,070,461)	(674,355)
Change in fair value of derivative liabilities			1,306,244		(19,026,448)	(1,567,737)
Change in fair value of warrant liabilities		(725,348)	(84,811)		(365,162)	131,244
Gain on extinguishment of debt					1,572,565
Other income (expense)		1,285,661	349,411		695,704	187,773
Total Other income (expense)		(413,982)	(547,296)		(22,836,967)	(3,976,430)
Net loss before income taxes		(7,164,440)	(4,592,842)		(30,978,099)	(12,893,549)
Income tax provision		3,590	7,892		8,492	3,650
Net loss		$ (7,168,030)	$ (4,600,734)		$ (30,986,591)	$ (12,897,199)
Net loss per share of common stock, basic		$ (1.03)	$ (0.83)		$ (5.55)	$ (2.34)
Net loss per share of common stock, diluted		$ (1.03)	$ (0.83)		$ (5.55)	$ (2.34)
Weighted average common stock outstanding, basic net loss per share		6,933,428	5,521,098		5,585,734	5,521,098
Weighted average common stock outstanding, diluted net loss per share		6,933,428	5,521,098		5,585,734	5,521,098
Los Altos Ventures Corp.
Revenues
Cost of revenues	100,000,000			100,000,000
Operating expenses:
General and administrative	6,644			33,623
Loss from operations	(6,644)			(33,623)
Other income (expense):
Income tax provision
Net loss	$ (6,644)			$ (33,623)
Net loss per share of common stock, basic	$ (0)			$ (0)
Net loss per share of common stock, diluted	$ (0)			$ (0)
Weighted average common stock outstanding, basic net loss per share	10,000,000			10,000,000
Weighted average common stock outstanding, diluted net loss per share	10,000,000			10,000,000